Convertible Notes Payable and Advisory Fee Liabilities (Details Textual) - USD ($)											1 Months Ended						6 Months Ended		12 Months Ended
	Apr. 15, 2020	Mar. 04, 2019	Jun. 01, 2018	Mar. 07, 2018	Mar. 07, 2018	Jan. 03, 2018	Nov. 09, 2017	Oct. 05, 2017	Mar. 13, 2017	Sep. 13, 2016	Dec. 31, 2019	Oct. 30, 2018	Aug. 29, 2018	Jan. 30, 2018	Nov. 15, 2017	Jun. 30, 2017	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Nov. 17, 2019	Oct. 02, 2018	Jul. 01, 2018	Dec. 31, 2017	Mar. 28, 2017
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Convertible note, description			The notes are convertible into common shares at a discount of 50% to the lowest bid price in the 30 trading days immediately preceding the notice of conversion. The notes were charged to professional fees for each corresponding service month. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $12,500 with a charge to interest expense for each note.														There was one non-convertible related party note as of March 31, 2021, which was issued by Howco for $50,000. The note carries a fixed amount of interest of $14,500 and weekly payments of interest and principal of $2,580. The principal balance at March 31, 2021 was $21,571.
Interest rate											18.00%
Embedded conversion option as stock settled debt																$ 617,647
Increase in interest rate, percentage																25.00%
Payment of monthly principal and interest	$ 210,409
Amortization of debt discounts																	$ 12,919	$ 2,981	$ 6,242	$ 72,519
Principal amount																				$ 78,000
Debt premium																			12,500
Debt conversion rate, description													a) 70% of the share price on the date of the note; or b) 50% of the lowest bid price during the 30 trading days preceding the date of the notice of conversion. In connection with the issuance of this Note, the Company determined that the terms of the Note contain a conversion formula that caused variations in the conversion price resulting in the treatment of the conversion option as a bifurcated derivative to be accounted for at fair value.
Securities Shares Issued																				1,273,261
Additional paid in capital																	$ 15,360,046		$ 13,080,692	$ 11,850,771
Convertible debt description		The Company issued a convertible promissory note to Redstart Holdings Corporation in the amount of $78,000. The note bears interest at 10%, matures on December 31, 2019, includes legal fees of $3,000 and is convertible at 35% discount to the average of the lowest two prices observed in the 15 days prior to the issuance of a conversion notice. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium $42,000 with a charge to interest expense for the notes.
Shares issued																	250					194,520
Note A [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Principal amount												$ 1,000,000
Note B [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Principal amount												$ 4,788,642
Loans [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Advisory fee																									$ 850,000
Settlement Agreement [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Interest rate						18.00%
Advisory fee						$ 2,050,000
Embedded conversion option as stock settled debt						3,500,000
Accrued interest						238,642
Principal amount						1,000,000
Investments received						$ 5,788,642
Securities purchase agreement term, description						On the effective date of the Settlement Agreement, the amount due of $5,788,642 was split and apportioned into two separate replacement notes ("Replacement Note A" and Note B"). Replacement Note A had a principal amount of $1,000,000 and Replacement Note B had a principal balance of $4,788,642, both of which remained secured by the original security, pledge and guarantee agreements; and other applicable loan documents, and bear interest at 18% per annum. The default was not waived by this settlement agreement. The Company originally recorded a premium on stock settled debt of $617,647 on the $3,500,000, and subsequent to the settlement agreement recorded an additional premium on stock settled debt of $403,878 on the additional $2,288,642 for accrued interest and advisory fees payable that were capitalized as note principal. The interest rate was amended to 12% effective June 12, 2018.
Credit Agreement [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Maturity date, description						Notwithstanding anything contained in this Agreement to the contrary, all obligations owing by the Company and all other Credit Parties under the Credit Agreement, First Replacement Note B, and all other Loan Documents shall be paid in full by the Extended Maturity Date as follows: $52,500 per month from January 13, 2018 to December 13, 2018 and the remaining principal and accrued interest on January 13, 2019. Interest payments made since the amendment have totaled $323,440 and are therefore not in accord with that amendment. However, TCA has received payments under the 3(a) (10) settlement (below) totaling $308,100 during the year ended September 30, 2018, and another $270,320, during the year ended September 30, 2019. The principal balance was $4,788,642 at September 30, 2018.
Convertible Notes Payable [Member] | Common Stock [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Convertible note, description																			The Note is only convertible upon default or mutual agreement by both parties at a conversion rate of 85% of the lowest of the daily volume weighted average price of the Company's common stock during the 5 business days immediately prior to the conversion date.
Livingston Asset Management LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Convertible note, description				The placement agent services fee amounted to $15,000 payable to Scottsdale Capital Advisors in the form of a convertible note. The note matures six months from the date of issuance and shall accrue interest at the rate of 10% per annum. The $15,000 note is convertible into shares of the Company's common stock at a discount of 30% of the low closing bid price for the twenty trading days prior to the conversion and is not subject to any registration rights. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $6,429 with a charge to interest expense.															The notes are convertible into common shares at a discount of 50% to the lowest bid price in the 30 trading days immediately preceding the notice of conversion. The notes were charged to professional fees for each corresponding service month. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $12,500 with a charge to interest expense for each note.
Interest rate															10.00%
Issued of stock															$ 10,000,000
Conversion of stock, amount																					$ 18,163
Accrued interest																			$ 4,293	2,789
Principal amount			$ 12,500											$ 1,000,000	50,000					$ 10,375			$ 12,500	$ 12,500
Debt premium															$ 21,428
Debt instrument interest rate, percentage															30.00%
Debt default common stock par value, description																				The Company issued a convertible note to Livingston Asset Management for $51,000 ($17,000, for each of the months from July to September, 2019), under the same interest rate and conversion discount terms. The note matures on March 31, 2020.
Debt premium				$ 6,429	$ 6,429										$ 21,428
Debt conversion rate, description					The note has not been converted and the principal balance is $15,000, at March 31, 2021 and September 30, 2020 with $5,279, and $4,293, of accrued interest, respectively. As the note has matured it is technically in default. Under the terms of the note no default interest or penalties accrue.
Settlement agreement, description														The Company will issue free trading shares of its common stock under section 3(a) (10) of the Securities Act to Livingston in the amount of such judgment in a series of tranches so that Livingston will not own more than 9.99% of our outstanding shares per tranche. The parties reasonably estimate that the fair market value of the Settlement Shares to be received by Livingston is equal to approximately $1,666,667 which is based on a discount of 40%.
Power Up Lending Group Ltd [Member] | Convertible Notes Payable [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Debt conversion, description								The Company is entitled to prepay the Note between 30 days after its issuance until 180 days from its issuance at amounts that increase from 112% of the prepayment amount to 137% of the prepayment amount depending on the length of time when prepayments are made. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $56,538 with a charge to interest expense.
Crown Bridge Partners, LLc [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Principal amount							$ 105,000										$ 2,766		2,766
Investments received							$ 75,500
Debt instrument interest rate, percentage																	112.00%
Debt conversion, description							The principal amount of $105,000, has an original issue discount of $10,500 and issue costs of $19,000 both of which are recorded as debt discount along with the warrant relative fair value of $12,507 for the original 100, warrants and $31,529 for the penalty warrants to be amortized over the twelve month term of this tranche, bears interest of 10% (12% default rate) per annum, and has a maturity date of 12 months from the date of each tranche of payments under the Note with future tranches being at the discretion of Crown Bridge. The conversion rate for any conversion of unpaid principal and interest under the Notes is at a 35% discount to the lowest market price of the shares of the Company’s common stock within a 20 day trading period prior to the date of conversion to which an additional 10% discount will be added if the conversion price of the Company’s common stock is less than $50, per share and no shares of the Company’s common stock can be issued to the extent Crown Bridge would own more than 4.99% of the outstanding shares of the Company’s common stock and the conversion shares contain piggy-back registration rights. The Note is subject to customary default provisions including an event of default if the bid price of the Company’s common stock is less than its par value of $.0001 per share. The Company is entitled to prepay the Note between 30 days after its issuance until 180 days from its issuance at amounts that increase from 112% of the prepayment amount to 137% of the prepayment amount depending on the length of time when prepayments are made.
Debt premium							$ 56,538
Senior Secured Credit Facility [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Maximum borrowing amount										$ 6,500,000
Convertible note, description										The Note bears interest at a rate of 18% per annum, required monthly payments of $52,500, which is interest only, starting on October 13, 2016 through February 13, 2017, and monthly payments, including interest and principal, of $298,341 starting on March 13, 2017 through maturity on March 13, 2018.
Interest rate												12.00%
Maturity date												Dec. 15, 2020
Interest rate at period end										25.00%
Additional advisory fees										$ 850,000
Reserve shares of common stock										7,000
Advisory fee																	$ 850,000		850,000							$ 1,200,000
Payment of monthly principal and interest									$ 298,341
Advisory fee due																	$ 850,000		$ 850,000
Common stock, shares issued																	539		539
Proceeds from sale of shares																	539		539
Advisory fee payable																	$ 850,000		$ 850,000
Sales proceeds																	850,000		850,000
Current liability																	850,000		850,000
Accrued interest												$ 537,643
Principal amount										$ 3,500,000		6,018,192
Debt premium																	$ 281,054
Additional Debt Premium												94,878
Securities Shares Issued																	1,374,885				101,624
Additional paid in capital																	$ 180,618
Convertible debt balance amount																	421,587		421,587
Senior Secured Credit Facility [Member] | Note A [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Principal amount												5,326,285
Senior Secured Credit Facility [Member] | Note B [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Principal amount												$ 691,907					5,326,285		5,326,285
Senior Secured Credit Facility [Member] | Note A [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Accrued interest																	418,826		$ 1,099,250
Principal amount																	$ 421,587
First Tranche [Member] | Crown Bridge Partners, LLc [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Securities purchase agreement term, description							The Company received a first tranche payment of $75,500 under the terms of a Securities Purchase Agreement dated October 25, 2017, with Crown Bridge Partners, LLC (“Crown Bridge”) under which the Company issued to Crown Bridge a convertible note in the principal amount of $105,000 and a five-year warrant to purchase 100, shares of the Company’s common stock at an exercise price of $350, as a commitment fee which is equal to the product of one-third of the face value of each tranche divided by $350.